Note 26 - Reserves - Reserves in Equity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Foreign currency translation reserve	$ (9,325)	$ (8,794)
Equity-settled share-based payment reserve	14,513	14,513
Contributed surplus	132,591	132,591
Total	$ 137,779	$ 138,310